Related party transactions (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Related party transactions
Expected credit loss in loans receivable	$ 35,055,000	$ 25,166
Change in fair value of loan receivable	$ 455,000	$ 8,624,000
Andrey Fadeev
Related party transactions
Key shareholders ownership percentage	21.98%
Boris Gertsovsky
Related party transactions
Key shareholders ownership percentage	16.45%
Dmitrii Bukhman
Related party transactions
Key shareholders ownership percentage	18.80%
Igor Bukhman
Related party transactions
Key shareholders ownership percentage	18.80%